Stock based Compensation - Option activity (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2019	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Number of Options
Options outstanding, beginning balance		50,749		19,750
Granted		0	36,073	23,719
Exercised
Forfeited		(7,343)	19,042	9,750
Options outstanding, ending balance	50,750	43,406	50,750	33,719
Weighted Average Remaining Contractual Life (In years)
Weighted Average Remaining Contractual Life In Years, beginning balance	8 years 11 months 12 days				9 years 6 months 29 days
Weighted Average Remaining Contractual Life In Years, Granted			10 years	10 years
Weighted Average Remaining Contractual Life In Years, Forfeited		8 years 6 months 15 days	8 years 22 days	8 years 5 months 27 days
Weighted Average Remaining Contractual Life In Years, Ending balance		8 years 4 months 28 days	8 years 11 months 12 days	9 years 9 months 7 days
Weighted Average Exercise Price
Weighted Average Exercise Price Beginning		$ 95.20		$ 184.80
Granted		47.71	$ 63.60	105.60
Exercised
Forfeited		69.85	111.20	154.80
Weighted Average Exercise Price Ending	$ 95.20	$ 99.55	$ 95.20	$ 138.00